Provision for Site Reclamation and Closure (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Accretion	$ 39	$ 39
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Opening balance	1,662	1,747
Accretion	39	39
Change in estimate	190	(124)
Closing balance	$ 1,891	$ 1,662